Employee Benefits - Summary of Fair Value of Plan Assets (Detail) - CAD ($) $ in Millions	Jan. 31, 2021	Jan. 31, 2020
Disclosure of fair value of plan assets [line items]
Publicly-traded fixed income securities	$ 80.0	$ 79.1
Other	56.6	54.3
Total	286.0	279.1
Canadian equity securities [member]
Disclosure of fair value of plan assets [line items]
Publicly-traded equity securities	64.1	62.9
Foreign equity securities [member]
Disclosure of fair value of plan assets [line items]
Publicly-traded equity securities	$ 85.3	$ 82.8